Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

20. Derivative Financial Instruments

Derivative financial instruments are recorded in the Consolidated Balance Sheets as either an asset or a liability (in accrued income and other assets or accrued expenses and other liabilities, respectively) and measured at fair value.

Derivatives used in Asset and Liability Management Activities

Huntington engages in balance sheet hedging activity, principally for asset liability management purposes, to convert fixed rate assets or liabilities into floating rate or vice versa. Balance sheet hedging activity is arranged to receive hedge accounting treatment and is classified as either fair value or cash flow hedges. Fair value hedges are purchased to convert deposits and subordinated and other long-term debt from fixed-rate obligations to floating rate. Cash flow hedges are used to convert floating rate loans made to customers into fixed rate loans.

The following table presents the gross notional values of derivatives used in Huntington's asset and liability management activities at December 31, 2013, identified by the underlying interest rate-sensitive instruments:

		Fair Value	Cash Flow
(dollar amounts in thousands)		Hedges	Hedges	Total
Instruments associated with:
Loans	$	---	$8,548,000	$8,548,000
Deposits		96,300	---	96,300
Subordinated notes		598,000	---	598,000
Other long-term debt		1,285,000	---	1,285,000
Total notional value at December 31, 2013		$1,979,300	$8,548,000	$10,527,300

The following table presents additional information about the interest rate swaps and caps used in Huntington's asset and liability management activities at December 31, 2013:

		Average		Weighted-Average
	Notional	Maturity	Fair	Rate
(dollar amounts in thousands )	Value	(years)	Value	Receive	Pay
Asset conversion swaps
Receive fixed - generic	$8,548,000	2.8	$(31,446)	0.93%	0.40%
Total asset conversion swaps	8,548,000	2.8	(31,446)	-	0.40
Liability conversion swaps
Receive fixed - generic	1,979,300	3.7	56,123	2.14	0.27
Total liability conversion swaps	1,979,300	3.7	56,123	2.14	0.27
Total swap portfolio	$10,527,300	3.0	$24,677	1.16%	0.37%

These derivative financial instruments were entered into for the purpose of managing the interest rate risk of assets and liabilities. Consequently, net amounts receivable or payable on contracts hedging either interest earning assets or interest bearing liabilities were accrued as an adjustment to either interest income or interest expense. The net amounts resulted in an increase to net interest income of $95.4 million, $107.5 million, and $113.9 million for the years ended December 31, 2013, 2012, and 2011, respectively.

In connection with the sale of Huntington's Class B Visa® shares, Huntington entered into a swap agreement with the purchaser of the shares. The swap agreement adjusts for dilution in the conversion ratio of Class B shares resulting from the Visa® litigation. At December 31, 2013, the fair value of the swap liability of $0.4 million is an estimate of the exposure liability based upon Huntington's assessment of the potential Visa® litigation losses.

The following table presents the fair values at December 31, 2013 and 2012 of Huntington's derivatives that are designated and not designated as hedging instruments. Amounts in the table below are presented gross without the impact of any net collateral arrangements:

Asset derivatives included in accrued income and other assets
	December 31,
(dollar amounts in thousands)	2013		2012
Interest rate contracts designated as hedging instruments	$49,998		$169,222
Interest rate contracts not designated as hedging instruments	169,047		296,295
Foreign exchange contracts not designated as hedging instruments	28,499		5,605
Commodity contracts not designated as hedging instruments	4,278		---
Total contracts	$251,822		$471,122

Liability derivatives included in accrued expenses and other liabilities
	December 31,
(dollar amounts in thousands)	2013		2012
Interest rate contracts designated as hedging instruments	$25,321	$	---
Interest rate contracts not designated as hedging instruments	99,247		228,757
Foreign exchange contracts not designated as hedging instruments	18,909		4,655
Commodity contracts not designated as hedging instruments	3,838		---
Total contracts	$147,315		$233,412

The changes in fair value of the fair value hedges are, to the extent that the hedging relationship is effective, recorded through earnings and offset against changes in the fair value of the hedged item.

The following table presents the change in fair value for derivatives designated as fair value hedges as well as the offsetting change in fair value on the hedged item:

	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Interest rate contracts
Change in fair value of interest rate swaps hedging deposits (1)	$(4,006)	$(2,526)	$801
Change in fair value of hedged deposits (1)	4,003	2,601	(1,050)
Change in fair value of interest rate swaps hedging subordinated notes (2)	(44,699)	1,432	45,480
Change in fair value of hedged subordinated notes (2)	44,699	(1,432)	(45,480)
Change in fair value of interest rate swaps hedging other long-term debt (2)	(5,716)	114	2,493
Change in fair value of hedged other long-term debt (2)	6,843	(114)	(2,493)

(1) Effective portion of the hedging relationship is recognized in Interest expense - deposits in the Consolidated Statements of Income. Any resulting ineffective portion of the hedging relationship is recognized in noninterest income in the Consolidated Statements of Income.

(2) Effective portion of the hedging relationship is recognized in Interest expense - subordinated notes and other-long-term debt in the Consolidated Statements of Income. Any resulting ineffective portion of the hedging relationship is recognized in noninterest income in the Consolidated Statements of Income.

To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as a component of OCI in the Consolidated Statements of Shareholders' Equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the changes in the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in noninterest income.

The following table presents the gains and (losses) recognized in OCI and the location in the Consolidated Statements of Income of gains and (losses) reclassified from OCI into earnings for derivatives designated as effective cash flow hedges:

Derivatives in cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)			Location of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	Amount of (gain) or loss reclassified from accumulated OCI into earnings (effective portion) (pre-tax)
(dollar amounts in thousands)	2013	2012	2011		2013	2012	2011
Interest rate contracts
Loans	$(56,056)	$(2,866)	$2,469	Interest and fee income - loans and leases	$(14,979)	$14,849	$3,080
Investment securities	---	(703)	703	Interest and fee income - investment securities	(209)	---	---
Subordinated notes	---	---	---	Interest expense - subordinated notes and other long-term debt	---	143	27
Total	$(56,056)	$(3,569)	$3,172		$(15,188)	$14,992	$3,107

Reclassified gains and losses on swaps related to loans and investment securities and swaps related to subordinated debt are recorded within interest income and interest expense, respectively. During the next twelve months, Huntington expects to reclassify to earnings $26.4 million after-tax, of unrealized gains on cash flow hedging derivatives currently in OCI.

The following table presents the gains and (losses) recognized in noninterest income for the ineffective portion of interest rate contracts for derivatives designated as cash flow hedges for the years ending December 31, 2013, 2012, and 2011:

	December 31,
(dollar amounts in thousands)	2013	2012	2011

Derivatives in cash flow hedging relationships
Interest rate contracts
Loans	$878	$(179)	$98

Derivatives used in trading activities

Various derivative financial instruments are offered to enable customers to meet their financing and investing objectives and for their risk management purposes. Derivative financial instruments used in trading activities consisted predominantly of interest rate swaps, but also included interest rate caps, floors, and futures, as well as foreign exchange options and commodity contracts. Interest rate options grant the option holder the right to buy or sell an underlying financial instrument for a predetermined price before the contract expires. Interest rate futures are commitments to either purchase or sell a financial instrument at a future date for a specified price or yield and may be settled in cash or through delivery of the underlying financial instrument. Interest rate caps and floors are option-based contracts that entitle the buyer to receive cash payments based on the difference between a designated reference rate and a strike price, applied to a notional amount. Written options, primarily caps, expose Huntington to market risk but not credit risk. Purchased options contain both credit and market risk. The interest rate risk of these customer derivatives is mitigated by entering into similar derivatives having offsetting terms with other counterparties. The credit risk to these customers is evaluated and included in the calculation of fair value.

The net fair values of these derivative financial instruments, for which the gross amounts are included in accrued income and other assets or accrued expenses and other liabilities at December 31, 2013 and 2012, were $80.5 million and $63.4 million, respectively. The total notional values of derivative financial instruments used by Huntington on behalf of customers, including offsetting derivatives, were $14.3 billion and $12.0 billion at December 31, 2013 and 2012, respectively. Huntington's credit risks from interest rate swaps used for trading purposes were $160.4 million and $296.1 million at the same dates, respectively.

Financial assets and liabilities that are offset in the Consolidated Balance Sheets

Huntington records derivatives at fair value as further described in Note 19. Huntington records these derivatives net of any master netting arrangement in the Consolidated Balance Sheets. Collateral agreements are regularly entered into as part of the underlying derivative agreements with Huntington's counterparties to mitigate counterparty credit risk.

All derivatives are carried on the Consolidated Balance Sheets at fair value. Derivative balances are presented on a net basis taking into consideration the effects of legally enforceable master netting agreements. Cash collateral exchanged with counterparties is also netted against the applicable derivative fair values. Huntington enters into derivative transactions with two primary groups: broker-dealers and banks, and Huntington's customers. Different methods are utilized for managing counterparty credit exposure and credit risk for each of these groups.

Huntington enters into transactions with broker-dealers and banks for various risk management purposes. These types of transactions generally are high dollar volume. Huntington enters into bilateral collateral and master netting agreements with these counterparties, and routinely exchange cash and high quality securities collateral with these counterparties. Huntington enters into transactions with customers to meet their financing, investing, payment and risk management needs. These types of transactions generally are low dollar volume. Huntington generally enters into master netting agreements with customer counterparties, however collateral is generally not exchanged with customer counterparties.

At December 31, 2013 and December 31, 2012, aggregate credit risk associated with these derivatives, net of collateral that has been pledged by the counterparty, was $15.2 million and $17.4 million, respectively. The credit risk associated with interest rate swaps is calculated after considering master netting agreements with broker-dealers and banks.

At December 31, 2013, Huntington pledged $113.7 million of investment securities and cash collateral to counterparties, while other counterparties pledged $98.2 million of investment securities and cash collateral to Huntington to satisfy collateral netting agreements. In the event of credit downgrades, Huntington would not be required to provide additional collateral.

The following tables present the gross amounts of these assets and liabilities with any offsets to arrive at the net amounts recognized in the Consolidated Balance Sheets at December 31, 2013 and December 31, 2012:

Derivatives used in mortgage banking activities

Huntington also uses certain derivative financial instruments to offset changes in value of its residential MSRs. These derivatives consist primarily of forward interest rate agreements and forward commitments to deliver mortgage-backed securities. The derivative instruments used are not designated as hedges. Accordingly, such derivatives are recorded at fair value with changes in fair value reflected in mortgage banking income. The following table summarizes the derivative assets and liabilities used in mortgage banking activities:

	At December 31,
(dollar amounts in thousands)	2013	2012

Derivative assets:
Interest rate lock agreements	$3,066	$13,180
Forward trades and options	3,997	763
Total derivative assets	7,063	13,943

Derivative liabilities:
Interest rate lock agreements	(231)	(33)
Forward trades and options	(40)	(2,158)
Total derivative liabilities	(271)	(2,191)
Net derivative asset (liability)	$6,792	$11,752

The total notional value of these derivative financial instruments at December 31, 2013 and 2012, was $0.5 billion and $2.3 billion, respectively. The total notional amount at December 31, 2013 corresponds to trading assets with a fair value of $0.9 million and trading liabilities with a fair value of $1.1 million. Net trading gains (losses) related to MSR hedging for the years ended December 31, 2013, 2012, and 2011, were $(25.0) million, $31.3 million, and $42.1 million, respectively. These amounts are included in mortgage banking income in the Consolidated Statements of Income.